Cover	May 26, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	001-41344
Entity Registrant Name	METAL SKY STAR ACQUISITION CORPORATION
Entity Central Index Key	0001882464
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	132 West 31st Street
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(332)
Local Phone Number	237-6141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.001 par value, one redeemable warrant, and one right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.001 par value, one redeemable warrant, and one right
Trading Symbol	MSSAU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.001 par value
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	MSSA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MSSAW
Security Exchange Name	NASDAQ
Rights to receive one-tenth (1/10th) of one Ordinary Share
Title of 12(b) Security	Rights to receive one-tenth (1/10th) of one Ordinary Share
Trading Symbol	MSSAR
Security Exchange Name	NASDAQ